Financial Instruments (Details) - Schedule of Carrying Amount and Fair Value of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of Carrying Amount and Fair Value of Financial Instruments [Line Items]
Financial liabilities Carrying Amount	$ 4,939	$ 5,747
Financial liabilities Fair Value	5,213	6,337
Bank loans [Member]
Financial Instruments (Details) - Schedule of Carrying Amount and Fair Value of Financial Instruments [Line Items]
Financial liabilities Carrying Amount	274	746
Financial liabilities Fair Value	278	754
Leases [Member]
Financial Instruments (Details) - Schedule of Carrying Amount and Fair Value of Financial Instruments [Line Items]
Financial liabilities Carrying Amount	4,665	5,001
Financial liabilities Fair Value	$ 4,935	$ 5,583